General accounting principles	9 Months Ended
Sep. 30, 2021
General accounting principles [Abstract]
General accounting principles
Note 2 – General accounting principles
The condensed consolidated interim financial statements do not include all information and disclosures required in the annual financial statements and should be read in conjunction with DHT’s audited consolidated financial statements included in its Annual Report on Form 20-F for 2020. The interim results are not necessarily indicative of the results for the entire year or for any future periods.
The condensed consolidated interim financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
The condensed consolidated interim financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2020 audited consolidated financial statements.
These condensed consolidated interim financial statements have been prepared on a going concern basis.

Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and revised IFRSs that are not mandatorily effective (but allow early application) for the financial year beginning January 1, 2021 are listed below. The standards are not expected to have any material impact on the financial statements:

o	IFRS 17 Insurance Contracts
o	Amendments to IFRS 10 and IAS 28 Sale or Contribution of Assets between an Investor and its Associates or Joint Venture
o	Amendments to IAS 1 Classification of Liabilities as Current or Non-current
o	Amendments to IFRS 3 Reference to the Conceptual Framework
o	Amendments to IAS 16 Property, Plant and Equipment – Proceeds before Intended Use
o	Amendments to IAS 37 Onerous Contracts – Cost to Fulfilling a Contract
o
Annual Improvements to IFRS Standards 2018-2020 Cycle - Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases and IAS 41 Agriculture